United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Six months ended 05/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2012

Share Class	Ticker
Institutional	FGLEX

Federated Global Equity Fund

A Portfolio of Federated Equity Funds

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2012, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
United States	48.8%
Germany	10.2%
South Korea	7.8%
Norway	7.2%
Mexico	7.1%
China	5.6%
Brazil	5.4%
Japan	4.0%
Derivative Contracts[2]	(0.5)%
Cash Equivalents[3]	4.2%
Other Assets and Liabilities — Net[4]	0.2%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

1

At May 31, 2012, the Fund's sector classification composition5 was as follows:

Sector Classification	Percentage of Total Net Assets
Information Technology	22.6%
Consumer Discretionary	15.4%
Financials	11.3%
Energy	10.9%
Industrials	10.3%
Consumer Staples	7.1%
Materials	6.4%
Health Care	6.3%
Utilities	3.0%
Telecommunication Services	2.8%
Derivative Contracts[2]	(0.5)%
Cash Equivalents[3]	4.2%
Other Assets and Liabilities — Net[4]	0.2%
TOTAL	100.0%
5	Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments

May 31, 2012 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 96.1%
		Brazil – 5.4%
6,000		Banco Do Brasil SA	59,499
2,660		CIELO SA	70,639
1,800		Companhia de Bebidas das Americas (AmBev), ADR	69,030
4,500		Companhia Energetica de Minas Gerais, ADR	77,535
3,400		Itau Unibanco Holding SA, ADR	49,198
3,200		Petroleo Brasileiro SA, ADR	60,480
4,000		Raia Drogasil SA	36,215
1,200		Tim Participacoes S.A., ADR	29,340
4,000		Vale SA, ADR	72,480
		TOTAL	524,416
		China – 5.6%
100,000		Agricultural Bank of China	40,478
84,000		Air China	51,711
300	[1]	Baidu.com, Inc., ADR	35,331
130,000		Bank of China Ltd.	49,637
400		China Mobile Ltd., ADR	20,292
18,000		China Overseas Land & Investment	37,619
360		CNOOC Ltd., ADR	64,566
30,000		Dongfeng Motor Corp.	50,882
21,000		Golden Eagle Retail Group Ltd.	45,800
400		PetroChina Co. Ltd., ADR	50,428
8,800		Prada Holding SpA	54,071
1,500		Tencent Holdings Ltd.	41,140
		TOTAL	541,955
		Germany – 10.2%
1,300		Allianz SE	117,807
1,500		BASF SE	104,774
700		Bayerische Motoren Werke AG	53,031
1,100		Bilfinger Berger AG	84,799
700		Continental AG	58,365
2,100		Daimler AG	97,456
3,000		Deutsche Telekom AG, Class REG	29,604
550		Fresenius SE & Co KGaA	52,002
600		Hannover Rueckversicherung AG	32,092
Semi-Annual Shareholder Report
3

Shares		Value in U.S. Dollars
1,200	MTU Aero Engines GmbH	87,920
700	Muenchener Rueckversicherungs-Gesellschaft AG	86,893
1,800	Siemens AG	148,322
1,600	Suedzucker AG	48,701
	TOTAL	1,001,766
	Japan – 4.0%
12,000	Asahi Kasei Corp.	64,638
2,500	Chugai Pharmaceutical Co. Ltd.	45,036
3,200	Daiichi Sankyo Co. Ltd.	51,337
11,000	Kaneka Corp.	60,393
11,000	Mitsubishi Chemical Holdings Corp.	48,357
6,400	Sumitomo Electric Industries	73,825
1,200	Takeda Pharmaceutical Co. Ltd.	50,042
	TOTAL	393,628
	Mexico – 7.1%
3,500	Alfa, S.A. de C.V., Class A	43,655
6,000	America Movil S.A.B. de C.V., Class L, ADR	141,360
2,000	Fomento Economico Mexicano, SA de C.V., ADR	157,660
27,100	Grupo Financiero Banorte S.A. de C.V.	121,070
1,700	Grupo Televisa S.A., GDR	32,283
1,250	Industrias Penoles S.A.	47,735
42,107	Nuevo Grupo Mexico SA, Class B	111,179
19,100	Wal-Mart de Mexico SAB de CV	45,786
	TOTAL	700,728
	Norway – 7.2%
9,200	DnB NOR Bank ASA	83,572
2,400	Fred Olsen Energy ASA	73,525
4,200	Seadrill Ltd.	139,723
7,600	Statoil ASA	172,284
3,400	Subsea 7 SA	67,466
3,800	Telenor ASA	55,697
3,100	Yara International ASA	117,469
	TOTAL	709,736
	South Korea – 7.8%
150	Hyundai Heavy	33,868
750	Hyundai Motor Co.	154,813
2,200	Kia Motors Corp.	149,287
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
280		Samsung Electronics Co.	286,852
1,400		Samsung Heavy Industries	43,256
380		Samsung SDI Co. Ltd.	49,202
400		SK Innovation Co. Ltd.	47,347
		TOTAL	764,625
		United States – 48.8%
2,050		Accenture PLC	117,055
6,700		Activision Blizzard, Inc.	78,658
9,000	[1]	AES Corp.	108,810
500	[1]	Apple, Inc.	288,865
2,500		Automatic Data Processing, Inc.	130,375
6,000		Bank of America Corp.	44,100
1,700	[1]	BMC Software, Inc.	71,944
5,500		CenterPoint Energy, Inc.	111,265
13,900		Cisco Systems, Inc.	226,987
1,700		Citigroup, Inc.	45,067
900		Coach, Inc.	60,705
1,500		ConocoPhillips	78,240
8,900	[1]	Dell, Inc.	109,737
1,000		Diamond Offshore Drilling, Inc.	58,180
6,900		Discover Financial Services	228,459
5,400		DISH Network Corp., Class A	151,416
1,200		Exxon Mobil Corp.	94,356
3,700	[1]	Forest Laboratories, Inc., Class A	129,500
10,400		General Electric Co.	198,536
1,900	[1]	Gilead Sciences, Inc.	94,905
2,000		HollyFrontier Corp.	58,960
300		IBM Corp.	57,870
1,350		Joy Global, Inc.	75,411
3,000		KBR, Inc.	76,410
5,000		Kroger Co.	110,050
1,000	[1]	Lululemon Athletica Inc.	72,640
8,000		Microsoft Corp.	233,520
1,100		Nike, Inc., Class B	118,998
3,800		Oracle Corp.	100,586
6,700		Pfizer, Inc.	146,529
750	[1]	Phillips 66	22,522
6,500	[1]	Qlogic Corp.	88,465
Semi-Annual Shareholder Report
5

Shares			Value in U.S. Dollars
2,300		Scripps Networks Interactive	125,971
6,700		TD Ameritrade Holding Corp.	114,972
1,950		TE Connectivity Ltd.	61,269
1,400		TJX Cos., Inc.	59,444
1,255		United Technologies Corp.	93,008
3,800		Valero Energy Corp.	80,180
4,600		Viacom, Inc., Class B	219,558
3,400		Wal-Mart Stores, Inc.	223,788
600	[1]	Waters Corp.	47,868
2,600	[1]	Western Digital Corp.	81,614
5,200		Western Union Co.	85,280
		TOTAL	4,782,073
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,732,533)	9,418,927
		MUTUAL FUND – 4.2%
414,622	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	414,622
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $10,147,155)[4]	9,833,549
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[5]	(27,728)
		TOTAL NET ASSETS — 100%	$9,805,821

Semi-Annual Shareholder Report

6

At May 31, 2012, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/8/2012	410,700 NZD	$333,406	$309,340	$(24,066)
6/8/2012	180,549 TRY	$100,000	$96,624	$(3,376)
6/12/2012	5,310,200 INR	$103,877	$94,328	$(9,549)
6/13/2012	193,875 GBP	$306,513	$298,780	$(7,733)
6/13/2012	234,440 CAD	$235,841	$226,915	$(8,926)
6/13/2012	116,000 GBP	$183,224	$178,767	$(4,457)
6/13/2012	129,300 GBP	$207,826	$199,264	$(8,562)
6/13/2012	615,820 NOK	$106,251	$100,656	$(5,595)
6/13/2012	596,800 NOK	$102,946	$97,547	$(5,399)
7/13/2012	173,300 SGD	$138,623	$134,497	$(4,126)
8/3/2012	1,528,850 SEK	$226,370	$209,927	$(16,443)
8/22/2012	201,400 AUD	$196,481	$194,775	$(1,706)
8/22/2012	262,700 NZD	$197,065	$196,926	$(139)
Contracts Sold:
6/8/2012	9,600,000 JPY	$117,732	$122,521	$(4,789)
6/8/2012	4,379,145 JPY	$54,096	$55,889	$(1,793)
6/8/2012	38,587,704 JPY	$475,679	$492,482	$(16,803)
6/8/2012	410,700 NZD	$334,137	$309,340	$24,797
6/13/2012	596,800 NOK	$106,410	$97,548	$8,862
6/13/2012	615,820 NOK	$109,807	$100,656	$9,151
7/13/2012	173,300 SGD	$135,964	$134,497	$1,467
7/24/2012	365,800 EUR	$483,718	$452,479	$31,239
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(47,946)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Semi-Annual Shareholder Report

7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$4,531,109	$ —	$ —	$4,531,109
International	1,110,947	3,776,871	—	4,887,818
Mutual Fund	414,622	—	—	414,622
TOTAL SECURITIES	$6,056,678	$3,776,871	$ —	$9,833,549
OTHER FINANCIAL INSTRUMENTS*	$ —	$(47,946)	$ —	$(47,946)
*	Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollars
EUR	— Euro
GBP	— Great Britain Pound
GDR	— Global Depository Receipt
INR	— Indian Rupee
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout the Period)

	Six Months Ended (unaudited) 5/31/2012	Period Ended 11/30/2011[1]
Net Asset Value, Beginning of Period	$9.67	$10.00
Income From Investment Operations:
Net investment income	0.11[2]	0.12
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions	(0.02)	(0.43)
TOTAL FROM INVESTMENT OPERATIONS	0.09	(0.31)
Less Distributions:
Distributions from net investment income	(0.03)	(0.02)
Net Asset Value, End of Period	$9.73	$9.67
Total Return[3]	0.99%	(3.09)%
Ratios to Average Net Assets:
Net expenses	1.15%[4]	1.15%[4]
Net investment income	2.12%[4]	1.14%[4]
Expense waiver/reimbursement[5]	3.36%[4]	3.13%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,806	$9,695
Portfolio turnover	29%	49%
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to November 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities

May 31, 2012 (unaudited)

Assets:
Total investments in securities, at value including $414,622 of investment in an affiliated holding (Note 5) (identified cost $10,147,155)		$9,833,549
Cash denominated in foreign currencies (identified cost $37,561)		36,804
Unrealized appreciation on foreign exchange contracts		75,516
Income receivable		42,441
Receivable for shares sold		114
TOTAL ASSETS		9,988,424
Liabilities:
Unrealized depreciation on foreign exchange contracts	$123,462
Payable for portfolio accounting fees	37,587
Payable for auditing fees	12,500
Payable to adviser (Note 5)	2,063
Accrued expenses	6,991
TOTAL LIABILITIES		182,603
Net assets for 1,008,295 shares outstanding		$9,805,821
Net Assets Consist of:
Paid-in capital		$10,083,642
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(362,484)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(18,628)
Undistributed net investment income		103,291
TOTAL NET ASSETS		$9,805,821
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$9,805,821 ÷ 1,008,295 shares outstanding, no par value, unlimited shares authorized		$9.73

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
10

Statement of Operations

Six Months Ended May 31, 2012 (unaudited)

Investment Income:
Dividends (including $147 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $16,098)			$169,412
Expenses:
Investment adviser fee (Note 5)		$46,545
Administrative fee (Note 5)		75,000
Custodian fees		7,070
Transfer and dividend disbursing agent fees and expenses		2,247
Directors'/Trustees' fees		387
Auditing fees		12,500
Legal fees		4,168
Portfolio accounting fees		60,727
Share registration costs		13,097
Printing and postage		6,693
Insurance premiums		1,928
Miscellaneous		3,220
TOTAL EXPENSES		233,582
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(46,545)
Waiver of administrative fee	(12,449)
Reimbursement of other operating expenses	(114,861)
TOTAL WAIVERS AND REIMBURSEMENTS		(173,855)
Net expenses			59,727
Net investment income			109,685
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			121,870
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(146,913)
Net realized and unrealized loss on investments and foreign currency transactions			(25,043)
Change in net assets resulting from operations			$84,642

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2012	Period Ended 11/30/2011[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$109,685	$117,604
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	121,870	(207,619)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(146,913)	(215,571)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	84,642	(305,586)
Distributions to Shareholders:
Distributions from net investment income	(34,777)	(22,100)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,777)	(22,100)
Share Transactions:
Proceeds from sale of shares	45,268	10,001,100
Net asset value of shares issued to shareholders in payment of distributions declared	34,777	22,100
Cost of shares redeemed	(19,489)	(114)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	60,556	10,023,086
Change in net assets	110,421	9,695,400
Net Assets:
Beginning of period	9,695,400	—
End of period (including undistributed net investment income of $103,291 and $28,383, respectively)	$9,805,821	$9,695,400
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to November 30, 2011.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Notes to Financial Statements

May 31, 2012 (unaudited)

1. Organization

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Global Equity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide long term capital appreciation. The Fund's Institutional Shares commenced operations on December 3, 2010.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

13

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report

14

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2012, tax year 2011 remains subject to examination by the Fund's major tax jurisdictions, which includes the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Semi-Annual Shareholder Report

15

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specific amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specific amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of May 31, 2012, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund also enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $9,801 and $3,863, respectively. This is based on the contracts held as of each month-end throughout the six month period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Semi-Annual Shareholder Report

16

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$75,516	Unrealized depreciation on foreign exchange contracts	$123,462

The Effect of Derivative Instruments on the Statement of Operations For the Six Months Ended May 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$61,563
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(57,109)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

17

3. Shares of Beneficial Interest

The following table summarizes share activity:

	Six Months Ended 5/31/2012	Period Ended 11/30/2011[1]
Shares sold	4,186	1,000,105
Shares issued to shareholders in payment of distributions declared	3,708	2,131
Shares redeemed	(1,825)	(10)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	6,069	1,002,226
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to November 30, 2011.

4. Federal Tax Information

At May 31, 2012, the cost of investments for federal tax purposes was $10,147,155. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and outstanding foreign currency commitments was $313,606. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $689,368 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,002,974.

At November 30, 2011, the Fund had a capital loss carryforward of $131,335 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforward and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2019	$131,335	N/A	$131,335

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2012, the Adviser voluntarily waived $46,468 of its fee and voluntarily reimbursed $114,861 of other operating expenses.

Semi-Annual Shareholder Report

18

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, FAS waived $12,449 of its fee. The net fee paid to FAS was 1.209% of average daily net assets of the Fund. The Fund is currently being charged the minimum administration fee; therefore, the fees as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.15% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) February 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

19

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2012, the Adviser reimbursed $77. Transactions involving the affiliated holding during the six months ended May 31, 2012 were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2011	20,231
Purchases/Additions	1,406,777
Sales/Reductions	1,012,386
Balance of Shares Held 5/31/2012	414,622
Value	$414,622
Dividend Income	$147

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2012, were as follows:

Purchases	$2,927,493
Sales	$3,219,887

7. Concentration of Risk

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the program was not utilized.

Semi-Annual Shareholder Report

20

10. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report
21

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,009.90	$5.78
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.25	$5.81
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratio is 1.15%.
Semi-Annual Shareholder Report
22

Evaluation and Approval of Advisory Contract – May 2012

Federated Global Equity Fund (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

23

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

24

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The Semi-Annual Shareholder Report

25

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

Semi-Annual Shareholder Report

26

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

27

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
29

Federated Global Equity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 314172180

Q450777 (7/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
May 31, 2012

Share Class	Ticker
A	RIMAX
B	ICFBX
C	ICFFX
R	ICFKX
Institutional	ICFIX

Federated InterContinental Fund

Successor to the Rochdale Atlas Portfolio Established 1998

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2011 through May 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2012, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
Germany	16.4%
Japan	14.0%
Mexico	12.3%
South Korea	11.5%
Norway	11.1%
United Kingdom	9.1%
China	8.7%
Brazil	8.6%
Indonesia	3.1%
Denmark	3.0%
U.S. Treasury Securities	0.2%
Cash Equivalents[2]	2.1%
Derivative Contracts[3]	(0.4)%
Other Assets and Liabilities — Net[4]	0.3%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

At May 31, 2012, the Fund's sector classification composition5 was as follows:

Sector Classification	Percentage of Total Net Assets
Consumer Discretionary	16.7%
Materials	15.1%
Financials	14.7%
Energy	11.2%
Industrials	10.9%
Consumer Staples	8.9%
Information Technology	7.1%
Health Care	6.9%
Telecommunication Services	4.7%
Utilities	1.6%
U.S. Treasury Securities	0.2%
Cash Equivalents[2]	2.1%
Derivative Contracts[3]	(0.4)%
Other Assets and Liabilities — Net[4]	0.3%
TOTAL	100.0%
5	Except for U.S. Treasury Securities, Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2012 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 97.8%
		Brazil – 8.6%
372,000		Banco Do Brasil SA	3,688,921
250,000		BM&F Bovespa SA	1,183,777
122,000		CIELO SA	3,239,864
107,000		Companhia de Bebidas das Americas (AmBev), ADR	4,103,450
116,250		Companhia Energetica de Minas Gerais, ADR	2,002,987
192,000		Companhia Siderurgica Nacional SA, ADR	1,244,160
112,000		Embraer - Empresa Brasileira de Aeronautica S/A, ADR	3,158,400
140,000		Itau Unibanco Holding SA, ADR	2,025,800
320,000		Marcopolo SA, Preference	1,491,435
160,000		Petroleo Brasileiro SA, ADR	3,024,000
150,000		Porto Seguro SA	1,300,791
167,000		Raia Drogasil SA	1,511,971
300,000		Randon Participacoes SA, Preference	1,384,833
82,000		Tim Participacoes SA, ADR	2,004,900
187,000		Tractebel Energia SA	3,101,445
461,000		Vale SA, ADR	8,353,320
		TOTAL	42,820,054
		China – 8.7%
6,500,000		Agricultural Bank of China	2,631,079
4,400,000		Air China	2,708,657
15,000	[1]	Baidu.com, Inc., ADR	1,766,550
5,000,000		Bank of China Ltd.	1,909,120
4,000,000		Beijing Datang Power, Class H	1,387,904
4,400,000		Bosideng International Holdings Ltd.	996,298
50,000		China Mobile Ltd., ADR	2,536,500
1,300,000		China Overseas Land & Investment	2,716,957
14,000		CNOOC Ltd., ADR	2,510,900
1,500,000		Dongfeng Motor Corp.	2,544,108
1,100,000		Golden Eagle Retail Group Ltd.	2,399,038
900,000		Great Wall Motor Company Limited	1,839,430
23,500		PetroChina Co. Ltd., ADR	2,962,645
450,000		Prada Holding SpA	2,764,979
70,000		Tencent Holdings Ltd.	1,919,860
		TOTAL	33,594,025
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Denmark – 3.0%
63,020		Chr. Hansen Holding	1,758,574
105,000	[1]	Danske Bank A/S	1,398,699
90,000		DSV, De Sammensluttede Vognmad AS	1,753,235
200,000		GN Store Nord AS	2,349,699
350,000		Nordea Bank AB	2,608,038
29,000		Novo Nordisk A/S, ADR	3,879,910
15,000		Rockwool International A/S	1,291,876
		TOTAL	15,040,031
		Germany – 16.4%
95,600		Allianz SE	8,663,345
149,000		BASF SE	10,407,522
25,000		Bayer AG	1,583,120
71,000		Bayerische Motoren Werke AG	5,378,819
40,500		Continental AG	3,376,849
211,500		Daimler AG	9,815,245
215,000		Deutsche Telekom AG, Class REG	2,121,656
157,500		Deutsche Wohnen AG	2,436,894
15,437		Fresenius SE & Co KGaA	1,459,550
88,000		Hannover Rueckversicherung AG	4,706,872
42,000		Leoni AG	1,719,681
37,700		MTU Aero Engines GmbH	2,762,158
56,900		Muenchener Rueckversicherungs-Gesellschaft AG	7,063,158
46,000		RWE AG	1,683,530
183,100		Siemens AG	15,087,608
108,000		Suedzucker AG	3,287,290
		TOTAL	81,553,297
		Indonesia – 3.1%
30,000,000		Alam Sutera Realty Tbk PT	1,718,203
563,000		PT Astra International	3,844,150
3,000,000		PT Bank Mandiri	2,198,496
4,200,000		PT Bank Rakyat Indonesia	2,520,199
3,926,989		PT Indofood Sukses Makmur	1,971,128
710,000		PT Unilever Indonesia Tbk	1,550,879
603,939		PT United Tractors	1,482,529
		TOTAL	15,285,584
		Japan – 14.0%
70,000		Aisin Seiki Co.	2,178,175
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
1,185,000		Asahi Kasei Corp.	6,383,059
50,000		Astellas Pharma, Inc.	1,958,312
125,000		Chugai Pharmaceutical Co. Ltd.	2,251,793
310,000		Daiichi Sankyo Co. Ltd.	4,973,297
450,000		Gunze Ltd.	1,157,550
600,000		Hitachi Ltd.	3,420,916
925		Japan Tobacco, Inc.	5,154,704
780,000		Kaneka Corp.	4,282,398
350,000		Mitsubishi Chemical Holdings Corp.	1,538,628
75,000		Murata Manufacturing Co. Ltd.	3,875,339
36,000		Nidec Corp.	2,929,438
2,000,000		Nippon Steel Co.	4,460,284
115,000		Nitto Denko Corp.	4,643,116
325,000		Shionogi and Co.	4,084,584
215,000		Shiseido Co., Ltd.	3,374,386
470,000		Sumitomo Electric Industries	5,421,540
555,000		Taiyo Nippon Sanso Corp.	3,341,922
96,000		Takeda Pharmaceutical Co. Ltd.	4,003,332
		TOTAL	69,432,773
		Mexico – 12.3%
545,000		Alfa, SA de CV, Class A	6,797,783
503,000		America Movil SAB de CV, Class L, ADR	11,850,680
116,000		Fomento Economico Mexicano, SA de CV, ADR	9,144,280
39,900		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	2,857,638
1,920,000		Grupo Financiero Banorte SA de CV	8,577,664
285,000		Grupo Modelo SA de CV, Class C	1,981,070
129,000		Grupo Televisa SA, GDR	2,449,710
124,000		Industrias Penoles SA	4,735,265
2,706,940		Nuevo Grupo Mexico SA, Class B	7,147,354
2,270,000		Wal-Mart de Mexico SAB de CV	5,441,597
		TOTAL	60,983,041
		Norway – 11.1%
646,277		DnB Bank ASA	5,870,698
151,098		Fred Olsen Energy ASA	4,628,963
188,000		Seadrill Ltd.	6,254,251
790,000	[1]	Songa Offshore ASA	1,962,202
645,943		Statoil ASA	14,642,816
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
235,390		Subsea 7 SA	4,670,843
161,100		Telenor ASA	2,361,266
168,658		TGS Nopec Geophysical Co. ASA	4,223,195
274,500		Yara International ASA	10,401,729
		TOTAL	55,015,963
		South Korea – 11.5%
6,700		Hyundai Heavy	1,512,765
63,500		Hyundai Motor Co.	13,107,497
156,000		Kia Motors Corp.	10,585,806
19,000		Mando Corp.	2,588,545
16,750		Samsung Electronics Co.	17,159,865
115,000		Samsung Heavy Industries	3,553,198
30,600		Samsung SDI Co. Ltd.	3,962,050
21,600		SK Innovation Co. Ltd.	2,556,750
73,700		Woongjin Coway Co. Ltd.	2,203,774
		TOTAL	57,230,250
		United Kingdom – 11.1%
150,500		AstraZeneca PLC, ADR	6,081,705
90,000		BHP Billiton PLC	2,359,532
567,073		British Sky Broadcasting Group PLC	6,024,902
81,000		BT Group PLC, ADR	2,579,850
150,715		Burberry Group PLC	3,180,524
40,000		Diageo PLC, ADR	3,813,600
1,228,823		HSBC Holdings PLC	9,705,389
1,150,000		Kingfisher PLC	5,014,910
94,024		Rio Tinto PLC, ADR	4,063,717
127,500		Royal Dutch Shell PLC, Class B, ADR	8,204,625
50,000		Shire Ltd.	1,407,702
700,000		William Morrison Supermarkets	2,981,384
		TOTAL	55,417,840
		TOTAL COMMON STOCKS (IDENTIFIED COST $474,932,701)	486,372,858
		U.S. TREASURY – 0.2%
$800,000	2,	[3] United States Treasury Bill, 0.08%, 8/23/2012	799,876
100,000	[2]	,3 United States Treasury Bill, 0.08%, 8/30/2012	99,983
		TOTAL U.S. TREASURY (IDENTIFIED COST $899,834)	899,859
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		MUTUAL FUND – 2.1%
10,582,929	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	10,582,929
		TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $486,415,464)[6]	497,855,646
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[7]	(577,129)
		TOTAL NET ASSETS — 100%	$497,278,517

At May 31, 2012, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1] DAX Index Long Futures	10	$1,928,641	June 2012	$(277,282)

At May 31, 2012, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/8/2012	41,830,900 NZD	$33,958,325	$31,507,105	$(2,451,220)
6/8/2012	10,291,293 TRY	$5,700,000	$5,507,574	$(192,426)
6/12/2012	288,189,700 INR	$5,637,514	$5,119,278	$(518,236)
6/13/2012	10,440,090 GBP	$16,505,594	$16,089,177	$(416,417)
6/13/2012	22,449,670 CAD	$22,583,818	$21,729,093	$(854,725)
6/13/2012	5,614,000 GBP	$8,867,425	$8,651,711	$(215,714)
6/13/2012	6,753,700 GBP	$10,855,317	$10,408,098	$(447,219)
6/13/2012	63,100,000 NOK	$10,884,565	$10,313,747	$(570,818)
6/13/2012	36,044,084 NOK	$6,218,893	$5,891,435	$(327,458)
7/13/2012	9,203,000 SGD	$7,361,517	$7,142,401	$(219,116)
8/3/2012	81,730,728 SEK	$12,101,533	$11,222,489	$(879,044)
8/22/2012	10,473,600 AUD	$10,217,782	$10,129,075	$(88,707)
8/22/2012	13,737,300 NZD	$10,305,036	$10,297,788	$(7,248)
Contracts Sold:
6/8/2012	843,613,596 JPY	$10,399,396	$10,766,758	$(367,362)
6/8/2012	523,655,455 JPY	$6,468,763	$6,683,239	$(214,476)
6/8/2012	679,500,000 JPY	$8,333,252	$8,672,230	$(338,978)
6/8/2012	29,144,394 NZD	$23,711,296	$21,951,607	$1,759,689
6/8/2012	1,400,000 NZD	$1,137,606	$1,054,482	$83,124
6/8/2012	7,524,338 NZD	$6,108,867	$5,667,344	$441,523
6/8/2012	3,762,169 NZD	$3,053,263	$2,833,672	$219,591
Semi-Annual Shareholder Report

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
6/13/2012	63,100,000 NOK	$11,250,780	$10,313,746	$937,034
6/13/2012	36,044,084 NOK	$6,427,033	$5,891,435	$535,598
7/13/2012	9,203,000 SGD	$7,220,304	$7,142,401	$77,903
7/24/2012	25,175,000 EUR	$33,290,287	$31,140,375	$2,149,912
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(1,904,790)

Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-Day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$90,619,328	$395,753,530	$ —	$486,372,858
Debt Securities:
U.S. Treasury	—	899,859	—	899,859
Mutual Fund	10,582,929	—	—	10,582,929
TOTAL SECURITIES	$101,202,257	$396,653,389	$ —	$497,855,646
OTHER FINANCIAL INSTRUMENTS*	$(277,282)	$(1,904,790)	$ —	$(2,182,072)
*	Other financial instruments include futures contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— Great Britain Pound
GDR	— Global Depository Receipt
INR	— Indian Rupee
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,				Period Ended 11/30/2007[1,2]	Year Ended 12/31/2006
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$42.91	$45.68	$43.37	$31.59	$70.32	$56.98	$43.69
Income From Investment Operations:
Net investment income	0.57[3]	0.60[3]	0.33[3]	0.41[3]	1.34[3]	0.93[3]	0.72
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(1.59)	(3.09)	2.94	13.22	(37.24)	12.41	13.78
TOTAL FROM INVESTMENT OPERATIONS	(1.02)	(2.49)	3.27	13.63	(35.90)	13.34	14.50
Less Distributions:
Distributions from net investment income	(0.47)	(0.28)	(0.97)	(1.87)	(0.47)	—	(0.65)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	—	(2.36)	—	(0.57)
TOTAL DISTRIBUTIONS	(0.47)	(0.28)	(0.97)	(1.87)	(2.83)	—	(1.22)
Redemption Fees	—	—	0.00[4]	0.00[4]	0.00[4]	0.00[4]	0.01
Regulatory Settlement Proceeds	—	—	0.01[5]	0.02[6]	—	—	—
Net Asset Value, End of Period	$41.42	$42.91	$45.68	$43.37	$31.59	$70.32	$56.98
Total Return[7]	(2.34)%	(5.54)%	7.69%[5]	45.34%[6]	(53.15)%	23.41%	33.26%
Ratios to Average Net Assets:
Net expenses	1.48%[8]	1.48%[9]	1.48%[9]	1.50%	1.50%	1.63%[8]	1.70%
Net investment income	2.56%[8]	1.21%	0.78%	1.17%	2.45%	1.45%[8]	1.38%
Expense waiver/reimbursement[10]	0.12%[8]	0.07%	0.10%	0.13%	0.08%	0.06%[8]	—
Supplemental Data:
Net assets, end of period (000 omitted)	$260,791	$290,181	$503,104	$467,912	$382,447	$519,855	$273,595
Portfolio turnover	28%	53%	71%	121%	65%	28%[11]	56%
Semi-Annual Shareholder Report

1	The Fund changed its fiscal year-end from December 31 to November 30.
2	Beginning with the period ended November 30, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.05% on the total return.
6	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return.
7	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
8	Computed on an annualized basis.
9	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.48% and 1.48% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
10	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
11	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,				Period Ended 11/30/2007[1]
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$42.59	$45.45	$43.19	$31.32	$70.20	$65.15
Income From Investment Operations:
Net investment income (loss)[2]	0.37	0.15	0.00[3]	0.17	1.02	(0.10)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(1.52)	(3.01)	2.91	13.14	(37.14)	5.15
TOTAL FROM INVESTMENT OPERATIONS	(1.15)	(2.86)	2.91	13.31	(36.12)	5.05
Less Distributions:
Distributions from net investment income	(0.11)	—	(0.66)	(1.46)	(0.40)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	—	(2.36)	—
TOTAL DISTRIBUTIONS	(0.11)	—	(0.66)	(1.46)	(2.76)	—
Redemption Fees	—	—	0.00[3]	0.00[3]	0.00[3]	—
Regulatory Settlement Proceeds	—	—	0.01[4]	0.02[5]	—	—
Net Asset Value, End of Period	$41.33	$42.59	$45.45	$43.19	$31.32	$70.20
Total Return[6]	(2.71)%	(6.29)%	6.84%[4]	44.21%[5]	(53.51)%	7.75%
Ratios to Average Net Assets:
Net expenses	2.27%[7]	2.27%[8]	2.27%[8]	2.29%	2.29%	2.30%[7]
Net investment income (loss)	1.64%[7]	0.30%	0.00%[9]	0.49%	1.89%	(0.53)%[7]
Expense waiver/reimbursement[10]	0.21%[7]	0.17%	0.18%	0.19%	0.12%	0.21%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,596	$12,734	$17,381	$20,886	$17,344	$11,299
Portfolio turnover	28%	53%	71%	121%	65%	28%[11]
Semi-Annual Shareholder Report

1	Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.05% on the total return.
5	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.10% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.27% and 2.27% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
9	Represents less than 0.01%.
10	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
11	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,				Period Ended 11/30/2007[1]
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$42.49	$45.34	$43.09	$31.31	$70.19	$65.15
Income From Investment Operations:
Net investment income (loss)[2]	0.38	0.14	(0.00)[3]	0.18	1.01	(0.09)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(1.53)	(2.99)	2.90	13.10	(37.11)	5.13
TOTAL FROM INVESTMENT OPERATIONS	(1.15)	(2.85)	2.90	13.28	(36.10)	5.04
Less Distributions:
Distributions from net investment income	(0.11)	—	(0.66)	(1.52)	(0.42)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	—	(2.36)	—
TOTAL DISTRIBUTIONS	(0.11)	—	(0.66)	(1.52)	(2.78)	—
Redemption Fees	—	—	0.00[3]	0.00[3]	0.00[3]	—
Regulatory Settlement Proceeds	—	—	0.01[4]	0.02[5]	—	—
Net Asset Value, End of Period	$41.23	$42.49	$45.34	$43.09	$31.31	$70.19
Total Return[6]	(2.71)%	(6.29)%	6.84%[4]	44.20%[5]	(53.51)%	7.74%
Ratios to Average Net Assets:
Net expenses	2.27%[7]	2.27%[8]	2.27%[8]	2.27%	2.28%	2.29%[7]
Net investment income (loss)	1.69%[7]	0.29%	(0.01)%	0.51%	1.89%	(0.47)%[7]
Expense waiver/reimbursement[9]	0.11%[7]	0.08%	0.10%	0.11%	0.10%	0.23%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$41,214	$47,097	$64,512	$69,582	$59,407	$29,920
Portfolio turnover	28%	53%	71%	121%	65%	28%[10]
Semi-Annual Shareholder Report

1	Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return.
5	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.27% and 2.27% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
9	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,				Period Ended 11/30/2007[1]
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$42.28	$45.02	$42.91	$31.45	$70.24	$65.15
Income From Investment Operations:
Net investment income (loss)[2]	0.51	0.43	0.24	(0.09)	0.73	(0.07)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(1.55)	(2.97)	2.80	13.47	(36.77)	5.16
TOTAL FROM INVESTMENT OPERATIONS	(1.04)	(2.54)	3.04	13.38	(36.04)	5.09
Less Distributions:
Distributions from net investment income	(0.50)	(0.20)	(0.94)	(1.92)	(0.39)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	—	(2.36)	—
TOTAL DISTRIBUTIONS	(0.50)	(0.20)	(0.94)	(1.92)	(2.75)	—
Redemption Fees	—	—	0.00[3]	0.00[3]	0.00[3]	—
Regulatory Settlement Proceeds	—	—	0.01[4]	0.00[3,5]	—	—
Net Asset Value, End of Period	$40.74	$42.28	$45.02	$42.91	$31.45	$70.24
Total Return[6]	(2.42)%	(5.71)%	7.22%[4]	44.73%	(53.35)%	7.81%
Ratios to Average Net Assets:
Net expenses	1.67%[7]	1.67%[8]	1.91%[8]	1.91%	1.95%	1.95%[7]
Net investment income (loss)	2.34%[7]	0.92%	0.56%	(0.22)%	2.08%	(0.40)%[7]
Expense waiver/reimbursement[9]	0.32%[7]	0.31%	0.09%	0.07%	0.08%	0.17%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$30,960	$33,219	$33,189	$5,262	$231	$22
Portfolio turnover	28%	53%	71%	121%	65%	28%[10]
Semi-Annual Shareholder Report

1	Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return.
5	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
6	Based on net asset value. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.67% and 1.91% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
9	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,				Period Ended 11/30/2007[1]
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$43.00	$45.76	$43.42	$31.68	$70.36	$65.15
Income From Investment Operations:
Net investment income[2]	0.63	0.67	0.46	0.57	1.67	0.12
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(1.58)	(3.01)	2.95	13.18	0.12	5.09
TOTAL FROM INVESTMENT OPERATIONS	(0.95)	(2.34)	3.41	13.75	(35.79)	5.21
Less Distributions:
Distributions from net investment income	(0.72)	(0.42)	(1.08)	(2.03)	(0.53)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	—	(2.36)	—
TOTAL DISTRIBUTIONS	(0.72)	(0.42)	(1.08)	(2.03)	(2.89)	—
Redemption Fees	—	—	0.00[3]	0.00[3]	0.00[3]	—
Regulatory Settlement Proceeds	—	—	0.01[4]	0.02[5]	—	—
Net Asset Value, End of Period	$41.33	$43.00	$45.76	$43.42	$31.68	$70.36
Total Return[6]	(2.18)%	(5.24)%	8.03%[4]	45.80%[5]	(53.00)%	8.00%
Ratios to Average Net Assets:
Net expenses	1.17%[7]	1.17%[8]	1.16%[8]	1.18%	1.20%	1.20%[7]
Net investment income	2.50%[7]	1.38%	1.06%	1.62%	3.12%	0.64%[7]
Expense waiver/reimbursement[9]	0.11%[7]	0.09%	0.11%	0.11%	0.08%	0.23%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$153,718	$164,416	$197,682	$133,677	$85,520	$29,062
Portfolio turnover	28%	53%	71%	121%	65%	28%[10]
Semi-Annual Shareholder Report

1	Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return.
5	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.10% on the total return.
6	Based on net asset value. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.17% and 1.16% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
9	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2012 (unaudited)

Assets:
Total investments in securities, at value including $10,582,929 of investment in an affiliated holding (Note 5) (identified cost $486,415,464)		$497,855,646
Cash denominated in foreign currencies (identified cost $1,061,903)		1,048,789
Unrealized appreciation on foreign exchange contracts		6,204,374
Income receivable		2,273,026
Receivable for shares sold		527,581
Other assets		25,358
TOTAL ASSETS		507,934,774
Liabilities:
Unrealized depreciation on foreign exchange contracts	$8,109,164
Payable for shares redeemed	1,972,323
Payable for daily variation margin	13,756
Payable for shareholder services fee (Note 5)	72,186
Payable for distribution services fee (Note 5)	42,160
Payable for Directors'/Trustees' fees	1,049
Accrued expenses	445,619
TOTAL LIABILITIES		10,656,257
Net assets for 12,031,178 shares outstanding		$497,278,517
Net Assets Consist of:
Paid-in capital		$841,916,376
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		9,256,432
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(360,889,981)
Undistributed net investment income		6,995,690
TOTAL NET ASSETS		$497,278,517
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($260,791,110 ÷ 6,296,026 shares outstanding), no par value, unlimited shares authorized	$41.42
Offering price per share (100/94.50 of $41.42)	$43.83
Redemption proceeds per share	$41.42
Class B Shares:
Net asset value per share ($10,595,775 ÷ 256,377 shares outstanding), no par value, unlimited shares authorized	$41.33
Offering price per share	$41.33
Redemption proceeds per share (94.50/100 of $41.33)	$39.06
Class C Shares:
Net asset value per share ($41,213,866 ÷ 999,549 shares outstanding), no par value, unlimited shares authorized	$41.23
Offering price per share	$41.23
Redemption proceeds per share (99.00/100 of $41.23)	$40.82
Class R Shares:
Net asset value per share ($30,959,887 ÷ 759,945 shares outstanding), no par value, unlimited shares authorized	$40.74
Offering price per share	$40.74
Redemption proceeds per share	$40.74
Institutional Shares:
Net asset value per share ($153,717,879 ÷ 3,719,281 shares outstanding), no par value, unlimited shares authorized	$41.33
Offering price per share	$41.33
Redemption proceeds per share	$41.33

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2012 (unaudited)

Investment Income:
Dividends (including $11,110 received from an affiliated holding (Note 5) and net of foreign taxes withheld $1,360,547)			$10,786,020
Interest (including income on securities loaned of $303,935)			304,125
TOTAL INCOME			11,090,145
Expenses:
Investment adviser fee (Note 5)		$2,752,982
Administrative fee (Note 5)		214,591
Custodian fees		137,181
Transfer and dividend disbursing agent fees and expenses (Note 2)		435,232
Directors'/Trustees' fees		3,845
Auditing fees		12,500
Legal fees		4,145
Portfolio accounting fees		67,198
Distribution services fee (Note 5)		306,345
Shareholder services fee (Note 5)		430,829
Account administration fee (Note 2)		4,950
Share registration costs		40,783
Printing and postage		39,653
Insurance premiums		2,518
Miscellaneous		5,426
TOTAL EXPENSES		4,458,178
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(180,077)
Waiver of administrative fee (Note 5)	(5,090)
Waiver of distribution services fee (Note 5)	(42,670)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2)	(137,349)
TOTAL WAIVERS AND REIMBURSEMENTS		(365,186)
Net expenses			$4,092,992
Net investment income			6,997,153
Semi-Annual Shareholder Report

Statement of Operations — continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	$17,604,869
Net realized gain on futures contracts	876,048
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(37,546,592)
Net change in unrealized depreciation of futures contracts	(841,698)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions	(19,907,373)
Change in net assets resulting from operations	$(12,910,220)

See Notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2012	Year Ended 11/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,997,153	$9,678,519
Net realized gain on investments, futures contracts and foreign currency transactions	18,480,917	11,306,198
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(38,388,290)	(73,353,388)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(12,910,220)	(52,368,671)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,030,893)	(3,062,687)
Class B Shares	(30,684)	—
Class C Shares	(113,864)	—
Class R Shares	(2,717,446)	(1,803,225)
Institutional Shares	(392,999)	(146,249)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,285,886)	(5,012,161)
Share Transactions:
Proceeds from sale of shares	69,921,614	256,795,414
Net asset value of shares issued to shareholders in payment of distributions declared	4,451,028	3,616,501
Cost of shares redeemed	(105,544,812)	(471,251,918)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(31,172,170)	(210,840,003)
Change in net assets	(50,368,276)	(268,220,835)
Net Assets:
Beginning of period	547,646,793	815,867,628
End of period (including undistributed net investment income of $6,995,690 and $6,284,423, respectively)	$497,278,517	$547,646,793

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2012 (unaudited)

1. Organization

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value. The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear account administration fees, distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended May 31, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$240,029	$(80,070)	$4,834
Class B Shares	18,171	(8,761)	—
Class C Shares	44,725	(9,551)	116
Class R Shares	51,247	—	—
Institutional Shares	81,060	(38,967)	—
TOTAL	$435,232	$(137,349)	$4,950

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Semi-Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,835,063 and $2,378,834, respectively. This is based on the contracts held as of each month-end throughout the six month period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and Semi-Annual Shareholder Report unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of futures contracts held by the Fund throughout the period was $2,920,476. This is based on amounts held as of each month-end throughout the six month period.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.

As of May 31, 2012, the Fund did not have any securities on loan.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts			Payable for daily variation margin	$277,282*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$6,204,374	Unrealized depreciation on foreign exchange contracts	$8,109,164
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$6,204,374		$8,386,446

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$876,048	$ —	$876,048
Foreign exchange contracts	$ —	$6,121,268	$6,121,268
TOTAL	$876,048	$6,121,268	$6,997,316
Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$(841,698)	$ —	$(841,698)
Foreign exchange contracts	$ —	$(3,529,405)	$(3,529,405)
TOTAL	$(841,698)	$(3,529,405)	$(4,371,103)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,032,636	$47,259,931	3,327,022	$165,487,357
Shares issued to shareholders in payment of distributions declared	72,110	2,923,351	57,923	2,874,164
Shares redeemed	(1,571,538)	(68,780,545)	(7,636,815)	(340,024,043)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(466,792)	$(18,597,263)	(4,251,870)	$(171,662,522)
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	6,412	$285,870	51,795	$2,590,162
Shares issued to shareholders in payment of distributions declared	670	27,207	—	—
Shares redeemed	(49,665)	(2,234,678)	(135,271)	(6,547,699)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(42,583)	$(1,921,601)	(83,476)	$(3,957,537)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	65,672	$2,925,828	187,915	$9,205,425
Shares issued to shareholders in payment of distributions declared	2,430	98,399	—	—
Shares redeemed	(176,860)	(7,812,515)	(502,388)	(23,837,649)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(108,758)	$(4,788,288)	(314,473)	$(14,632,224)
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	59,597	$2,647,866	480,877	$21,250,263
Shares issued to shareholders in payment of distributions declared	9,824	392,093	2,987	146,249
Shares redeemed	(95,152)	(4,236,662)	(435,344)	(20,070,001)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(25,731)	$(1,196,703)	48,520	$1,326,511
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	377,719	$16,802,119	1,205,663	$58,262,207
Shares issued to shareholders in payment of distributions declared	24,999	1,009,978	12,023	596,088
Shares redeemed	(507,050)	(22,480,412)	(1,714,160)	(80,772,526)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(104,332)	$(4,668,315)	(496,474)	$(21,914,231)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(748,196)	$(31,172,170)	(5,097,773)	$(210,840,003)

4. Federal Tax Information

At May 31, 2012, the cost of investments for federal tax purposes was $486,415,464. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts, the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and outstanding foreign currency commitments was $11,440,182. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $50,937,436 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,497,254.

At May 31, 2012, the Fund had a capital loss carryforward of $377,297,880 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum Semi-Annual Shareholder Report of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2016	$126,815,235	N/A	$126,815,235
2017	$250,482,645	N/A	$250,482,645

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the Adviser voluntarily waived $165,448 of its fee and an affiliate of the Adviser reimbursed $137,349 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,090 of its fee.

Semi-Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, distribution service fees for the Fund were as follows:

	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class B Shares	$46,514	$ —
Class C Shares	174,570	—
Class R Shares	85,261	(42,670)
TOTAL	$306,345	$(42,670)

For the six months ended May 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2012, FSC retained $20,723 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2012, FSC retained $5,339 in sales charges from the sale of Class A Shares. FSC also retained $3,786 of CDSC relating to redemptions of Class B Shares and $787 relating to redemptions of Class C Shares.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,265 of Service Fees for the six months ended May 31, 2012. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$357,251
Class B Shares	15,505
Class C Shares	58,073
TOTAL	$430,829

For the six months ended May 31, 2012, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.48%, 2.27%, 2.27%, 1.67% and 1.17% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2012, the Adviser reimbursed $14,629. Transactions involving the affiliated holding during the six months ended May 31, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2011	2,269,464
Purchases/Additions	113,689,336
Sales/Reductions	105,375,871
Balance of Shares Held 5/31/2012	10,582,929
Value	$10,582,929
Dividend Income	$11,110

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2012, were as follows:

Purchases	$150,573,173
Sales	$186,104,580

7. Concentration of Risk

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the program was not utilized.

Semi-Annual Shareholder Report

10. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$976.60	$7.31
Class B Shares	$1,000	$972.90	$11.20
Class C Shares	$1,000	$972.90	$11.20
Class R Shares	$1,000	$975.80	$8.25
Institutional Shares	$1,000	$978.20	$5.79

Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.60	$7.47
Class B Shares	$1,000	$1,013.65	$11.43
Class C Shares	$1,000	$1,013.65	$11.43
Class R Shares	$1,000	$1,016.65	$8.42
Institutional Shares	$1,000	$1,019.15	$5.91

1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.48%
Class B Shares	2.27%
Class C Shares	2.27%
Class R Shares	1.67%
Institutional Shares	1.17%

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2012

FEDERATED INTERCONTINENTAL FUND (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year period were above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's Semi-Annual Shareholder Report subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated InterContinental Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 314172511
CUSIP 314172495
CUSIP 314172487
CUSIP 314172479
CUSIP 314172461

38765 (7/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
May 31, 2012

Share Class	Ticker
A	IVFAX
C	IVFCX
Institutional	IVFIX

Federated International Strategic Value Dividend Fund

Fund Established 2008

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2011 through May 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2012, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	35.2%
Canada	13.0%
Australia	11.5%
Switzerland	9.7%
Japan	5.0%
Brazil	4.6%
France	4.5%
Germany	4.4%
Singapore	2.4%
Italy	2.3%
Norway	1.5%
Mexico	1.3%
Hong Kong	1.2%
Netherlands	1.0%
Spain	0.1%
Cash Equivalents[2]	0.8%
Other Assets and Liabilities — Net[3]	1.5%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

1

At May 31, 2012, the Fund's sector classification composition4 was as follows:

Sector Classification	Percentage of Total Net Assets
Health Care	20.9%
Telecommunication Services	17.2%
Consumer Staples	16.5%
Energy	15.0%
Financials	14.4%
Utilities	11.8%
Consumer Discretionary	1.9%
Cash Equivalents[2]	0.8%
Other Assets and Liabilities — Net[3]	1.5%
TOTAL	100.0%
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments

May 31, 2012 (unaudited)

Shares		Value in U.S. Dollars
	COMMON STOCKS – 97.7%
	Banks – 10.7%
109,500	Australia & New Zealand Banking Group, Melbourne	2,232,709
53,600	Bank of Montreal	2,866,174
39,700	Canadian Imperial Bank of Commerce	2,770,179
132,000	Hang Seng Bank Ltd.	1,703,608
133,000	National Australia Bank Ltd., Melbourne	2,916,838
22,500	Royal Bank of Canada, Montreal	1,122,985
86,000	Westpac Banking Corp. Ltd., Sydney	1,702,781
	TOTAL	15,315,274
	Energy – 15.0%
775,000	BP PLC	4,712,610
117,500	Crescent Point Energy Corp.	4,519,800
172,600	ENI SpA	3,347,117
119,083	Royal Dutch Shell PLC, Class A	3,704,644
93,205	Statoil ASA	2,112,855
68,612	Total SA	2,968,736
	TOTAL	21,365,762
	Food & Staples Retailing – 3.8%
657,000	Tesco PLC	3,065,206
93,100	Woolworth's Ltd.	2,397,003
	TOTAL	5,462,209
	Food, Beverage & Tobacco – 11.4%
87,615	British American Tobacco PLC	4,124,821
47,211	Diageo PLC	1,125,454
83,655	Imperial Tobacco Group PLC	3,020,924
66,700	Nestle SA	3,788,588
132,149	Unilever PLC	4,177,035
	TOTAL	16,236,822
	Health Care Equipment & Services – 1.9%
222,060	Sonic Healthcare Ltd.	2,637,173
	Household & Personal Products – 1.3%
1,043,000	Kimberly-Clark de Mexico	1,810,506
	Insurance – 3.7%
14,875	Muenchener Rueckversicherungs-Gesellschaft AG	1,846,476
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
2,203,700		Royal & Sun Alliance Insurance Group PLC	3,371,500
		TOTAL	5,217,976
		Media – 1.9%
143,200		Shaw Communications, Inc., Class B	2,738,249
		Pharmaceuticals, Biotechnology & Life Sciences – 19.0%
104,527		AstraZeneca PLC	4,219,951
67,000		Eisai Co. Ltd.	2,727,009
221,643		GlaxoSmithKline PLC	4,919,518
81,600		Novartis AG	4,250,633
19,600		Roche Holding AG	3,073,433
51,153		Sanofi — Aventis	3,490,763
106,600		Takeda Pharmaceutical Co. Ltd.	4,445,366
		TOTAL	27,126,673
		Telecommunication Services – 17.2%
454,002		Deutsche Telekom AG, Class REG	4,480,167
156,342		Koninklijke KPN NV	1,482,057
131,500		Rogers Communications, Inc., Class B	4,496,858
1,409,385		Singapore Telecom Ltd.	3,386,356
7,570		Swisscom AG	2,757,802
140,950		Telef Brasil, ADR	3,329,239
1,313,515		Telstra Corp. Ltd.	4,539,380
		TOTAL	24,471,859
		Utilities – 11.8%
130,500		CPFL Energia SA, ADR	3,171,150
366,167		National Grid PLC	3,669,854
252,200		Scottish & Southern Energy PLC	5,144,539
479,270		United Utilities Group PLC	4,875,485
		TOTAL	16,861,028
		TOTAL COMMON STOCKS (IDENTIFIED COST $147,232,280)	139,243,531
		RIGHTS – 0.0%
		Telecommunication Services – 0.0%
106,735	[1]	Telefonica SA, Rights (IDENTIFIED COST $0)	31,015
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		MUTUAL FUND – 0.8%
1,134,719	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	1,134,719
		TOTAL INVESTMENTS — 98.5% (IDENTIFIED COST $148,366,999)[4]	140,409,265
		OTHER ASSETS AND LIABILITIES - NET — 1.5%[5]	2,099,565
		TOTAL NET ASSETS — 100%	$142,508,830
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

5

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$25,014,633	$114,228,898	$ —	$139,243,531
Rights	—	31,015	—	31,015
Mutual Fund	1,134,719	—	—	1,134,719
TOTAL SECURITIES	$26,149,352	$114,259,913	$ —	$140,409,265

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,			Period Ended 11/30/2008[1]
		2011	2010	2009
Net Asset Value, Beginning of Period	$3.61	$3.47	$3.64	$3.05	$5.00
Income From Investment Operations:
Net investment income[2]	0.11	0.17	0.17	0.08	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.20)	0.12	(0.20)	0.68	(2.00)
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	0.29	(0.03)	0.76	(1.93)
Less Distributions:
Distributions from net investment income	(0.09)	(0.15)	(0.14)	(0.17)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	—	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.09)	(0.15)	(0.14)	(0.17)	(0.02)
Redemption Fees	—	—	0.00[3]	0.00[3]	—
Net Asset Value, End of Period	$3.43	$3.61	$3.47	$3.64	$3.05
Total Return[4]	(2.71)%	8.52%	(0.68)%	25.86%	(38.78)%
Ratios to Average Net Assets:
Net expenses	1.03%[5]	1.00%[6]	1.00%[6]	0.99%	0.46%[5]
Net investment income	5.86%[5]	4.55%	4.90%	2.38%	3.96%[5]
Expense waiver/reimbursement[7]	0.46%[5]	1.25%	2.56%	9.84%	52.69%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$68,483	$38,968	$19,060	$1,083	$11
Portfolio turnover	22%	38%	23%	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.00% and 1.00% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
7

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,			Period Ended 11/30/2008[1]
		2011	2010	2009
Net Asset Value, Beginning of Period	$3.60	$3.46	$3.63	$3.05	$5.00
Income From Investment Operations:
Net investment income[2]	0.10	0.15	0.13	0.09	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.21)	0.12	(0.19)	0.63	(2.00)
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	0.27	(0.06)	0.72	(1.93)
Less Distributions:
Distributions from net investment income	(0.07)	(0.13)	(0.11)	(0.14)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	—	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.07)	(0.13)	(0.11)	(0.14)	(0.02)
Redemption Fees	—	—	0.00[3]	0.00[3]	—
Net Asset Value, End of Period	$3.42	$3.60	$3.46	$3.63	$3.05
Total Return[4]	(3.14)%	7.76%	(1.43)%	24.33%	(38.77)%
Ratios to Average Net Assets:
Net expenses	1.79%[5]	1.75%[6]	1.74%[6]	1.75%	1.23%[5]
Net investment income	5.21%[5]	3.94%	3.72%	2.82%	3.29%[5]
Expense waiver/reimbursement[7]	0.46%[5]	1.25%	3.01%	10.38%	52.36%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,075	$6,130	$3,022	$1,241	$0[8]
Portfolio turnover	22%	38%	23%	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.75% and 1.74% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,			Period Ended 11/30/2008[1]
		2011	2010	2009
Net Asset Value, Beginning of Period	$3.61	$3.47	$3.64	$3.05	$5.00
Income From Investment Operations:
Net investment income[2]	0.11	0.17	0.17	0.11	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.20)	0.13	(0.19)	0.65	(2.02)
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	0.30	(0.02)	0.76	(1.93)
Less Distributions:
Distributions from net investment income	(0.09)	(0.16)	(0.15)	(0.17)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	—	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.09)	(0.16)	(0.15)	(0.17)	(0.02)
Redemption Fees	—	—	0.00[3]	0.00[3]	—
Net Asset Value, End of Period	$3.43	$3.61	$3.47	$3.64	$3.05
Total Return[4]	(2.56)%	8.75%	(0.47)%	25.97%	(38.77)%
Ratios to Average Net Assets:
Net expenses	0.78%[5]	0.75%[6]	0.75%[6]	0.74%	0.18%[5]
Net investment income	6.08%[5]	4.80%	4.80%	3.28%	4.55%[5]
Expense waiver/reimbursement[7]	0.46%[5]	1.23%	3.05%	10.72%	52.61%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$62,951	$37,527	$13,644	$8,592	$782
Portfolio turnover	22%	38%	23%	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.75% and 0.75% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities

May 31, 2012 (unaudited)

Assets:
Total investments in securities, at value including $1,134,719 of investment in an affiliated holding (Note 5) (identified cost $148,366,999)		$140,409,265
Cash denominated in foreign currencies (identified cost $692,259)		683,677
Income receivable		980,292
Receivable for shares sold		944,458
Prepaid expenses		4,130
TOTAL ASSETS		143,021,822
Liabilities:
Payable for investments purchased	$347,297
Payable for shares redeemed	101,524
Unrealized depreciation on foreign exchange contracts	3,515
Payable for portfolio accounting fees	37,572
Payable for shareholder services fee (Note 5)	15,928
Payable for distribution services fee (Note 5)	7,156
TOTAL LIABILITIES		512,992
Net assets for 41,583,303 shares outstanding		$142,508,830
Net Assets Consist of:
Paid-in capital		$150,949,494
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(7,990,965)
Accumulated net realized loss on investments and foreign currency transactions		(1,148,724)
Undistributed net investment income		699,025
TOTAL NET ASSETS		$142,508,830
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($68,482,902 ÷ 19,984,787 shares outstanding) no par value, unlimited shares authorized		$3.43
Offering price per share (100/94.50 of $3.43)		$3.63
Redemption proceeds per share		$3.43
Class C Shares:
Net asset value per share ($11,074,651 ÷ 3,240,437 shares outstanding) no par value, unlimited shares authorized		$3.42
Offering price per share		$3.42
Redemption proceeds per share (99.00/100 of $3.42)		$3.39
Institutional Shares:
Net asset value per share ($62,951,277 ÷ 18,358,079 shares outstanding) no par value, unlimited shares authorized		$3.43
Offering price per share		$3.43
Redemption proceeds per share		$3.43

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
10

Statement of Operations

Six Months Ended May 31, 2012 (unaudited)

Investment Income:
Dividends (including $3,156 from an affiliated holding (Note 5) and net of foreign taxes withheld of $306,038)			$4,175,642
Expenses:
Investment adviser fee (Note 5)		$454,402
Administrative fee (Note 5)		115,000
Custodian fees		17,198
Transfer and dividend disbursing agent fees and expenses		40,981
Directors'/Trustees' fees		479
Auditing fees		14,250
Legal fees		4,145
Portfolio accounting fees		64,403
Distribution services fee (Note 5)		34,333
Shareholder services fee (Note 5)		83,717
Share registration costs		23,588
Printing and postage		14,167
Insurance premiums		1,925
Miscellaneous		3,424
TOTAL EXPENSES		872,012
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(256,950)
Waiver of administrative fee	(21,894)
TOTAL WAIVERS AND REIMBURSEMENT		(278,844)
Net expenses			593,168
Net investment income			3,582,474
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(788,902)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(8,153,601)
Net realized and unrealized loss on investments and foreign currency transactions			(8,942,503)
Change in net assets resulting from operations			$(5,360,029)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2012	Year Ended 11/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,582,474	$2,227,519
Net realized loss on investments and foreign currency transactions	(788,902)	(559,527)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(8,153,601)	1,409,835
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,360,029)	3,077,827
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,477,193)	(1,033,936)
Class C Shares	(198,780)	(148,788)
Institutional Shares	(1,464,877)	(694,650)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	—	(27,609)
Class C Shares	—	(4,532)
Institutional Shares	—	(17,861)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,140,850)	(1,927,376)
Share Transactions:
Proceeds from sale of shares	90,342,874	54,613,583
Net asset value of shares issued to shareholders in payment of distributions declared	2,715,534	1,803,263
Cost of shares redeemed	(24,673,113)	(10,669,281)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	68,385,295	45,747,565
Change in net assets	59,884,416	46,898,016
Net Assets:
Beginning of period	82,624,414	35,726,398
End of period (including undistributed net investment income of $699,025 and $257,401, respectively)	$142,508,830	$82,624,414

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Notes to Financial Statements

May 31, 2012 (unaudited)

1. Organization

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated International Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

Semi-Annual Shareholder Report

13

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

14

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Semi-Annual Shareholder Report

15

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2012, the Fund had no outstanding foreign exchange contracts.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,470 and $387, respectively. This is based on the contracts held as of each month-end throughout the six month period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Semi-Annual Shareholder Report

16

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$3,515

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(65,774)
Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(3,515)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

17

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	11,749,141	$42,946,405	6,805,149	$25,077,220
Shares issued to shareholders in payment of distributions declared	404,488	1,465,102	271,684	1,001,656
Shares redeemed	(2,975,160)	(10,920,161)	(1,770,785)	(6,592,521)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	9,178,469	$33,491,346	5,306,048	$19,486,355
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,692,951	$6,224,024	928,995	$3,445,916
Shares issued to shareholders in payment of distributions declared	52,608	189,711	40,764	150,737
Shares redeemed	(208,110)	(754,444)	(140,496)	(520,199)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,537,449	$5,659,291	829,263	$3,076,454
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,213,363	$41,172,445	7,262,820	$26,090,447
Shares issued to shareholders in payment of distributions declared	292,394	1,060,721	176,152	650,870
Shares redeemed	(3,540,749)	(12,998,508)	(979,074)	(3,556,561)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,965,008	$29,234,658	6,459,898	$23,184,756
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	18,680,926	$68,385,295	12,595,209	$45,747,565

4. Federal Tax Information

At May 31, 2012, the cost of investments for federal tax purposes was $148,366,999. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and outstanding foreign currency commitments was $7,957,734. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,616,366 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,574,100.

At November 30, 2011, the Fund had a capital loss carryforward of $286,002 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for Semi-Annual Shareholder Report

18

federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforward and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2019	$286,002	N/A	$286,002

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2012, the Adviser voluntarily waived $255,252 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, FAS waived $21,894 of its fee. The net fee paid to FAS was 0.154% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Semi-Annual Shareholder Report

19

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class C Shares	$34,333

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2012, FSC retained $16,258 of fees paid by the Fund. For the six months ended May 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Semi-Annual Shareholder Report

20

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2012, FSC retained $34,499 in sales charges from the sale of Class A Shares. FSC also retained $1,476 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$72,273
Class C Shares	11,444
TOTAL	$83,717

For the six months ended May 31, 2012, FSSC received $817 in Service Fees paid by the Fund.

Expense Limitation

Effective February 1, 2012, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.04%, 1.79% and 0.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

21

Transactions with Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2012, the Adviser reimbursed $1,698. Transactions involving the affiliated holding during the six months ended May 31, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2011	3,382,762
Purchases/Additions	36,360,347
Sales/Reductions	38,608,390
Balance of Shares Held 5/31/2012	1,134,719
Value	$1,134,719
Dividend Income	$3,156

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2012, were as follows:

Purchases	$94,420,332
Sales	$26,534,281

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the program was not utilized.

Semi-Annual Shareholder Report

22

10. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report
23

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

24

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$972.90	$5.08
Class C Shares	$1,000	$968.60	$8.81
Institutional Shares	$1,000	$974.40	$3.85
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.85	$5.20
Class C Shares	$1,000	$1,016.05	$9.02
Institutional Shares	$1,000	$1,021.10	$3.94
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.03%
Class C Shares	1.79%
Institutional Shares	0.78%
Semi-Annual Shareholder Report
25

Evaluation and Approval of Advisory Contract – May 2012

FEDERATED INTERNATIONAL STRATEGIC VALUE DIVIDEND FUND (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

26

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

27

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year and three-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be Semi-Annual Shareholder Report

28

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was Semi-Annual Shareholder Report

29

reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

30

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
32

Federated International Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 314172388
CUSIP 314172370
CUSIP 314172362

40776 (7/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012